Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund
December 29, 2018
Prospectus

The following information supplements similar information for Fidelity® Total Emerging Markets Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jonathan Kelly (co-manager) has managed the fund since June 2019.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as lead portfolio manager for the fund.

The following information supplements similar information for Fidelity® Total Emerging Markets Fund found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Jonathan Kelly is co-manager of Fidelity® Total Emerging Markets Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Kelly has worked as a research analyst, director of emerging markets research, and portfolio manager.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as lead portfolio manager for the fund.

EMD-TEK-19-01 1.942952.111	June 18, 2019

Supplement to the
Fidelity® Total Emerging Markets Fund
Class A, Class M, Class C, Class I and Class Z
December 29, 2018
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jonathan Kelly (co-manager) has managed the fund since June 2019.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as lead portfolio manager for the fund.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Jonathan Kelly is co-manager of the fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Kelly has worked as a research analyst, director of emerging markets research, and portfolio manager.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as lead portfolio manager for the fund.

ATEK-19-01 1.942953.115	June 18, 2019